Share-Based Payment Arrangements - Summary of Reconciliation of Outstanding RSUs (Detail) - Restricted Share Units - 2021 GHL Plan [Member]	6 Months Ended
Jun. 30, 2024 shares
Statements [Line Items]
Beginning balance - Number of unvested restricted share units	132,432,000
Granted - Number of unvested restricted share units	93,549,000
Vested - Number of unvested restricted share units	(60,317,000)
Canceled and forfeited - Number of unvested restricted share units	(7,493,000)
Ending balance - Number of unvested restricted share units	158,171,000